SCHEDULE OF VALUATION METHODOLOGY AND SIGNIFICANT UNOBSERVABLE INCOME USED FOR THE COMPANY’S DERIVATIVE LIABILITY (Details) - M2i Global Inc [Member]	Nov. 30, 2025
Measurement Input, Share Price [Member] | Minimum [Member]
Derivative liability measurement	0.10
Measurement Input, Share Price [Member] | Maximum [Member]
Derivative liability measurement	0.11
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liability measurement	4.05
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liability measurement	4.15
Measurement Input, Price Volatility [Member]
Derivative liability measurement	200
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative liability measurement	0.08
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative liability measurement	0.33